Schedule of Investments

July 31, 2026 (Unaudited)

LSV Global Managed Volatility Fund

	Shares	Value (000)
U.S. Common Stock (53.4%)
United States (53.4%)
Communication Services (4.9%)
Alphabet, Cl A	300	$107
AT&T	4,900	114
Comcast, Cl A	4,700	113
Fox, Cl A	1,100	64
Verizon Communications	3,000	140
Versant Media Group	188	7
		545

Consumer Discretionary (3.1%)
ADT	6,300	48
BorgWarner	1,800	114
H&R Block	1,700	75
Mattel*	2,300	35
Murphy USA	130	79
		351

Consumer Staples (5.5%)
Altria Group	2,000	137
Del Monte	1,800	53
General Mills	1,300	46
Ingredion	650	65
Kraft Heinz	3,300	85
Kroger	1,800	104
Molson Coors Beverage, Cl B	2,100	87
Post Holdings*	400	37
		614

Energy (2.7%)
EOG Resources	500	74
ExxonMobil Holdings	900	140
Marathon Petroleum	291	92
		306

Financials (5.7%)
Allstate	200	53
Bank of New York Mellon	1,000	157
Hartford Insurance Group	600	85
MGIC Investment	2,500	75
New Mountain Finance	3,500	24
Old Republic International	2,600	112
Unum Group	1,000	86
Western Union	6,200	39
		631

Health Care (9.4%)
Bristol-Myers Squibb	3,400	222
Cigna Group	200	56
CVS Health	800	84
Exelixis*	1,400	74
Gilead Sciences	300	39
Incyte*	700	84

LSV Global Managed Volatility Fund

	Shares	Value (000)
Health Care (continued)
Jazz Pharmaceuticals PLC*	800	$202
Johnson & Johnson	500	128
Merck	400	52
Pfizer	4,400	110
		1,051

Industrials (2.9%)
Allison Transmission Holdings	500	57
Genpact	2,000	70
Maximus	800	48
Science Applications International	500	59
Textron	1,000	86
		320

Information Technology (15.1%)
Adobe*	200	50
Amdocs	1,800	100
Arrow Electronics*	800	174
Avnet	1,300	115
Cisco Systems	2,900	337
Cognizant Technology Solutions, Cl A	1,800	100
Dolby Laboratories, Cl A	800	47
Dropbox, Cl A*	3,500	114
Gen Digital	2,600	71
Hewlett Packard Enterprise	1,700	81
HP	5,200	142
NetScout Systems*	1,900	77
Progress Software*	1,700	69
TD SYNNEX	600	154
Zoom Communications, Cl A*	600	58
		1,689

Materials (2.4%)
Crown Holdings	795	94
NewMarket	140	118
Sonoco Products	900	51
		263

Utilities (1.7%)
American Electric Power	190	24
Eversource Energy	600	43
Exelon	1,100	50

Schedule of Investments

July 31, 2026 (Unaudited)

LSV Global Managed Volatility Fund

	Shares	Value (000)
Utilities (continued)
National Fuel Gas	900	$75
		192

Total United States		5,962

TOTAL U.S. COMMON STOCK
(Cost $4,991)		5,962

Foreign Common Stock (44.7%)
Australia (0.6%)
Industrials (0.6%)
Aurizon Holdings	23,000	68

Total Australia		68

Austria (1.4%)
Financials (1.0%)
UNIQA Insurance Group	5,300	110

Industrials (0.4%)
ANDRITZ	500	47

Total Austria		157

Belgium (1.2%)
Consumer Staples (0.4%)
Colruyt Group NorthV	1,100	49

Financials (0.8%)
Ageas	1,000	83

Total Belgium		132

Brazil (0.6%)
Communication Services (0.6%)
Telefonica Brasil	10,400	67

Total Brazil		67

Canada (2.2%)
Consumer Discretionary (0.5%)
Canadian Tire, Cl A	400	58

Financials (1.7%)
Bank of Nova Scotia	1,100	96

LSV Global Managed Volatility Fund

	Shares	Value (000)
Financials (continued)
Canadian Imperial Bank of Commerce	800	$95
		191

Total Canada		249

China (2.5%)
Energy (0.6%)
PetroChina, Cl H	52,000	66

Financials (1.5%)
Bank of China, Cl H	148,000	104
People's Insurance Group of China, Cl H	92,000	64
		168

Industrials (0.4%)
CRRC, Cl H	60,000	40

Total China		274

Denmark (0.2%)
Consumer Staples (0.2%)
Scandinavian Tobacco Group	2,400	27

Total Denmark		27

France (3.4%)
Communication Services (0.4%)
Orange	2,200	42

Consumer Discretionary (0.7%)
Cie Generale des Etablissements Michelin SCA	1,800	73

Consumer Staples (0.5%)
Carrefour	2,800	51

Energy (0.9%)
TotalEnergies	1,300	115

Health Care (0.3%)
Sanofi	400	34

Industrials (0.6%)
Societe BIC	800	63

Total France		378

Schedule of Investments

July 31, 2026 (Unaudited)

LSV Global Managed Volatility Fund

	Shares	Value (000)
Germany (0.5%)
Financials (0.5%)
Allianz	50	$25
Muenchener Rueckversicherungs	60	36
		61

Total Germany		61

Hong Kong (1.1%)
Consumer Staples (0.8%)
WH Group	79,000	85

Information Technology (0.3%)
VTech Holdings	5,500	36

Total Hong Kong		121

Hungary (1.0%)
Communication Services (1.0%)
Magyar Telekom Telecommunications PLC	12,700	110

Total Hungary		110

Indonesia (0.3%)
Industrials (0.3%)
Astra International	121,700	35

Total Indonesia		35

Italy (1.3%)
Consumer Discretionary (0.5%)
Pirelli & C	7,500	57

Energy (0.8%)
Eni	3,100	86

Total Italy		143

Japan (7.0%)
Financials (1.5%)
Japan Post Holdings	4,600	68
Japan Post Insurance	5,700	63
Yamaguchi Financial Group	1,800	33
		164

LSV Global Managed Volatility Fund

	Shares	Value (000)
Health Care (0.5%)
Alfresa Holdings	3,700	$54

Industrials (0.8%)
Hanwa	3,600	38
NIPPON EXPRESS HOLDINGS	1,700	56
		94

Information Technology (3.6%)
Alps Alpine	3,400	47
Brother Industries	3,900	97
Canon	3,700	104
Daiwabo Holdings	1,500	33
Ricoh	4,400	43
Seiko Epson	3,400	62
		386

Materials (0.3%)
Daicel	4,000	36

Real Estate (0.3%)
AEON REIT Investment‡	40	31

Total Japan		765

Malaysia (1.5%)
Financials (1.5%)
AMMB Holdings	54,000	89
RHB Bank	35,700	75
		164

Total Malaysia		164

Netherlands (1.1%)
Consumer Staples (1.1%)
Heineken Holding	900	75
Koninklijke Ahold Delhaize	1,300	52
		127

Total Netherlands		127

Norway (0.5%)
Materials (0.5%)
Yara International	1,100	52

Total Norway		52

Schedule of Investments

July 31, 2026 (Unaudited)

LSV Global Managed Volatility Fund

	Shares	Value (000)
Portugal (0.3%)
Materials (0.3%)
Navigator	10,100	$38

Total Portugal		38

Russia (–%)
Energy (–%)
LUKOIL PJSC(A)*	1,300	—

Total Russia		—

Singapore (1.6%)
Financials (1.1%)
DBS Group Holdings	1,180	68
United Overseas Bank	1,600	54
		122

Industrials (0.5%)
Jardine Cycle & Carriage	2,500	57

Total Singapore		179

South Korea (2.7%)
Communication Services (1.1%)
KT	800	29
SK Telecom	1,600	91
		120

Consumer Discretionary (0.3%)
Kia	400	36

Consumer Staples (0.6%)
KT&G	500	62

Financials (0.7%)
Industrial Bank of Korea	3,100	44
Samsung Card	1,200	39
		83

Total South Korea		301

Spain (1.8%)
Energy (0.8%)
Repsol	3,100	95

Industrials (0.4%)
Logista Integral	1,100	47

LSV Global Managed Volatility Fund

	Shares	Value (000)
Utilities (0.6%)
Endesa	1,300	$63

Total Spain		205

Sweden (2.4%)
Consumer Discretionary (0.8%)
Autoliv	700	86

Financials (0.8%)
Swedbank, Cl A	2,400	96

Information Technology (0.8%)
Telefonaktiebolaget LM Ericsson, Cl B	9,000	89

Total Sweden		271

Switzerland (2.0%)
Financials (0.7%)
Valiant Holding	400	78

Health Care (1.3%)
Novartis	900	141

Total Switzerland		219

Taiwan (0.2%)
Information Technology (0.2%)
Chicony Electronics	7,000	23

Total Taiwan		23

Thailand (2.0%)
Financials (2.0%)
Kiatnakin Phatra Bank	27,300	90
Krung Thai Bank	103,400	137
		227

Total Thailand		227

United Kingdom (5.3%)
Communication Services (0.5%)
BT Group PLC, Cl A	19,500	53

Consumer Discretionary (0.4%)
Frasers Group PLC*	3,800	41

Consumer Staples (1.7%)
British American Tobacco PLC	700	42

Schedule of Investments

July 31, 2026 (Unaudited)

LSV Global Managed Volatility Fund

	Shares	Value (000)
Consumer Staples (continued)
Imperial Brands PLC	1,900	$72
Tesco PLC	12,200	80
		194

Energy (1.0%)
Shell PLC	2,400	110

Financials (1.3%)
HSBC Holdings PLC	7,200	154

Health Care (0.4%)
GSK PLC	1,600	42

Total United Kingdom		594

TOTAL FOREIGN COMMON STOCK
(Cost $3,478)		4,987

	Face Amount (000)
Repurchase Agreement (0.6%)
South Street Securities 3.250%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $71 (collateralized by various U.S. Treasury Obligations, ranging in par value $0 – $36, 0.000% – 4.250%, 10/08/2026 – 05/15/2052; total market value $72)	$71	71

TOTAL REPURCHASE AGREEMENT
(Cost $71)		71

Total Investments – 98.7%
(Cost $8,540)		$11,020

Percentages are based on Net Assets of $11,155 (000).
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Level 3 security in accordance with fair value hierarchy.

Cl — Class
PJSC — Public Joint Stock Company
PLC — Public Limited Company
REIT — Real Estate Investment Trust

Amounts designated as “—“ are $0 or have been rounded to $0.

LSV-QH-005-2500